CAPITAL STRUCTURE FINANCIAL POLICIES - (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2017 CAD ($)
Components of Ratio
Short-term debt	$ 2,155	$ 3,231
Current portion of long - term debt		229
Current portion of long-term lease liabilities	310		$ 276
Long-term debt	12,884	13,890	12,668
Long-term lease liabilities	2,621		2,777
Total debt	17,970	17,350
Less: Cash and cash equivalents	1,960	2,221		$ 2,672
Net debt	16,010	15,129
Shareholders' equity	42,042	44,005	$ 44,019	$ 45,383
Total capitalization (total debt plus shareholders' equity)	60,012	61,355
Funds from operations	$ 10,818	$ 10,172
Net debt to funds from operations	1.5	1.5
Total debt to total debt plus shareholders' equity	30	28
Minimum
CAPITAL STRUCTURE FINANCIAL POLICIES
Target percentage of financial covenant	20
Maximum
CAPITAL STRUCTURE FINANCIAL POLICIES
Percentage of Financial covenant	65
Target percentage of financial covenant	35
Components of Ratio
Net debt to funds from operations	3.0	3.0